ActivePassive Intermediate Taxable Bond Fund (Prospectus Summary) | ActivePassive Intermediate Taxable Bond Fund
ActivePassive Intermediate Taxable Bond Fund ("Taxable Bond Fund")
Investment Objective.
Income and capital appreciation.
Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Taxable Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Taxable Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 74 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 57 of the SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Intermediate Taxable Bond Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Intermediate Taxable Bond Fund Class A
Management Fees		0.60%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.68%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.60%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.53%)
Net Annual Fund Operating Expenses		1.07%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Taxable Bond Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Taxable Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A (the "Expense Cap"). The Taxable Bond Fund's Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Taxable Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Taxable Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Taxable Bond Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Intermediate Taxable Bond Fund Class A	678	1,003	1,351	2,328

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.
Portfolio Turnover.
The Taxable Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Taxable Bond Fund's performance. During the most recent fiscal year, the
Taxable Bond Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies.
Under normal conditions, the Taxable Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) and in investment companies, such as mutual funds and ETFs which invest primarily in these debt securities. The bonds in which the Taxable Bond Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than seven years. The debt securities in which the Taxable Bond Fund may invest may include investment grade domestic and foreign corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

The Advisor generally allocates between 20% and 70% of the Taxable Bond Fund's net assets for active management and between 30% and 80% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Barclays
Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond
Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Advisor has hired Sage
Advisory Services, Ltd. Co. ("Sage") to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered. Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity. We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Taxable Bond
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security to replace it with one that presents a better value or risk/reward profile.
Principal Investment Risks.
Losing a portion or all of your investment is a risk of investing in the
Taxable Bond Fund. The following principal risks could affect the value of your investment:

o  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

o  U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

o  Mortgage- and Asset-Backed Securities Risk. Mortgage- and Asset-Backed
   securities risk includes Market Risk, Interest Rate Risk, Credit Risk,
   Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages, which could cause the Fund to reinvest the proceeds at lower yields) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile. Under certain adverse market conditions, mortgage- and asset-backed securities may have more limited liquidity than usual.

o  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

o  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

o  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
Performance.
The following performance information provides some indication of the risks of investing in the Taxable Bond Fund by showing changes in the
Taxable Bond Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Taxable Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Taxable Bond
Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at http://www.activepassivefunds.com or by calling the Taxable Bond Fund toll-free at 1-877-273-8635.
Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Taxable Bond Fund's highest quarterly return was 4.93% for the quarter ended December 31, 2008, and the Taxable Bond Fund's lowest quarterly return was -1.68% for the quarter ended
June 30, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ActivePassive Intermediate Taxable Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes	(0.13%)	3.09%	Dec. 31, 2007
Class A After Taxes on Distributions	Return After Taxes on Distributions	(0.95%)	2.17%	Dec. 31, 2007
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.01%)	2.10%	Dec. 31, 2007
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.38%	Dec. 31, 2007

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.